Earnings per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - NV5 Global, Inc.[Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended		24 Months Ended
	Jun. 29, 2024	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Numerator:
Net income – basic (in Dollars)			$ 27,979		$ 43,724	$ 49,973
Net income – diluted (in Dollars)			$ 27,979		$ 43,724	$ 49,973
Weighted average Common Stock outstanding, basic	61,451,298	61,259,951	61,636,636	60,344,158	60,344,158	59,014,952
Effect of dilutive non-vested restricted shares and units			1,161,807		1,455,034	1,963,922
Effect of issuable shares related to acquisitions			80,630		98,109	61,867
Weighted average Common Stock outstanding, diluted	62,684,701	62,630,525	62,879,073	61,897,301	61,897,301	61,040,741